Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.6%
	CORPORATE DEBT – 37.2%
	Financials – 14.1%
$40	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/01/20	BBB-	$40,537
111	Air Lease Corp	2.625%	7/01/22	BBB	109,239
516	Air Lease Corp	3.875%	7/03/23	BBB	526,950
58	Aircastle Ltd	5.500%	2/15/22	BBB-	61,145
386	Aircastle Ltd	5.000%	4/01/23	BBB-	401,382
60	American International Group Inc	4.125%	2/15/24	BBB+	62,636
1,014	American International Group Inc	4.200%	4/01/28	BBB+	1,037,319
792	Anthem Inc	3.500%	8/15/24	BBB+	801,720
175	Aon Corp	3.750%	5/02/29	BBB+	175,072
82	Ares Capital Corp	3.625%	1/19/22	BBB-	81,929
264	Ares Capital Corp	4.250%	3/01/25	BBB-	260,992
216	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	215,066
390	Bank of America Corp	4.200%	8/26/24	A-	404,653
517	Bank of America Corp	3.950%	4/21/25	A-	528,532
400	Bank of America Corp	3.559%	4/23/27	A	402,640
794	Bank of America Corp	4.183%	11/25/27	A-	811,858
198	Bank of Montreal	3.803%	12/15/32	BBB+	192,634
366	Bank of New York Mellon Corp/The	3.850%	4/28/28	A+	386,065
40	Barclays Bank PLC	3.750%	5/15/24	A	40,413
200	Barclays Bank PLC, (WI/DD)	3.932%	5/07/25	BBB-	200,108
168	BB&T Corp	3.700%	6/05/25	A	174,007
98	Boston Properties LP	3.200%	1/15/25	BBB+	97,857
88	Brixmor Operating Partnership LP	3.650%	6/15/24	BBB-	87,687
112	Capital One Financial Corp	3.900%	1/29/24	BBB+	115,031
488	Capital One Financial Corp	3.800%	1/31/28	BBB+	482,592
700	Citigroup Inc	3.352%	4/24/25	A-	703,564
385	Citigroup Inc	4.125%	7/25/28	BBB+	391,000
511	Citigroup Inc	4.750%	5/18/46	BBB+	537,187
224	Discover Bank	4.650%	9/13/28	BBB	234,574
38	Discover Financial Services	3.850%	11/21/22	BBB	38,963
58	Fidelity National Financial Inc	5.500%	9/01/22	BBB-	61,360
66	Fifth Third Bancorp	4.300%	1/16/24	BBB+	69,361
349	Fifth Third Bancorp	3.950%	3/14/28	BBB+	362,476
344	GATX Corp	4.550%	11/07/28	BBB	354,593

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$123	Goldman Sachs Group Inc/The	3.750%	2/25/26	A-	$123,917
352	Goldman Sachs Group Inc/The	3.500%	11/16/26	A-	347,042
354	Goldman Sachs Group Inc/The	4.223%	5/01/29	A-	361,643
491	Goldman Sachs Group Inc/The	4.411%	4/23/39	A-	496,839
226	Hartford Financial Services Group Inc/The	4.400%	3/15/48	BBB+	231,143
119	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	115,685
121	Hospitality Properties Trust	4.375%	2/15/30	BBB-	113,436
906	HSBC Holdings PLC	4.250%	3/14/24	A-	934,195
224	Humana Inc	3.850%	10/01/24	BBB	229,050
213	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	221,304
928	International Lease Finance Corp	8.625%	1/15/22	BBB-	1,052,889
707	Jefferies Financial Group Inc	5.500%	10/18/23	BBB-	743,794
302	JPMorgan Chase & Co	3.200%	6/15/26	A	300,078
112	JPMorgan Chase & Co	3.960%	1/29/27	A	115,697
286	JPMorgan Chase & Co	4.005%	4/23/29	A	293,846
20	JPMorgan Chase & Co	4.203%	7/23/29	A	20,864
300	JPMorgan Chase & Co, (WI/DD)	3.702%	5/06/30	A-	300,653
355	JPMorgan Chase & Co	3.964%	11/15/48	A	346,229
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	39,808
82	Kilroy Realty LP	3.450%	12/15/24	BBB	81,723
296	Lazard Group LLC	4.500%	9/19/28	BBB+	306,084
34	Lincoln National Corp	4.200%	3/15/22	BBB+	35,184
148	Manulife Financial Corp	4.061%	2/24/32	BBB+	147,591
321	MetLife Inc	3.000%	3/01/25	A-	324,264
58	Mitsubishi UFJ Financial Group Inc	3.777%	3/02/25	A	59,809
290	Mitsubishi UFJ Financial Group Inc	3.850%	3/01/26	A	300,433
385	Morgan Stanley	5.000%	11/24/25	BBB+	416,136
173	Morgan Stanley	3.875%	1/27/26	A-	177,292
35	Morgan Stanley	4.350%	9/08/26	BBB+	36,323
382	Morgan Stanley	4.457%	4/22/39	A-	397,781
125	Physicians Realty LP	3.950%	1/15/28	BBB-	120,466
300	PNC Financial Services Group Inc/The	3.900%	4/29/24	A-	311,780
36	Primerica Inc	4.750%	7/15/22	BBB+	37,747
304	Prudential Financial Inc	3.500%	5/15/24	A-	314,293
19	Prudential Financial Inc	5.875%	9/15/42	BBB	20,178
268	Prudential Financial Inc	5.375%	5/15/45	BBB	273,360
328	Raymond James Financial Inc	3.625%	9/15/26	BBB+	325,231
110	Realty Income Corp	3.650%	1/15/28	A-	112,379
116	Regions Financial Corp	3.800%	8/14/23	BBB+	119,549

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$48	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	$51,049
950	Royal Bank of Scotland Group PLC	4.269%	3/22/25	BBB+	968,521
336	Santander Holdings USA Inc	3.700%	3/28/22	BBB	339,410
93	State Street Corp	2.653%	5/15/23	A+	92,673
32	Stifel Financial Corp	3.500%	12/01/20	BBB-	32,295
520	Sumitomo Mitsui Financial Group Inc	3.784%	3/09/26	A	535,807
240	SunTrust Bank/Atlanta GA	3.300%	5/15/26	BBB+	237,503
332	Synchrony Financial	3.950%	12/01/27	BBB-	317,887
278	Toronto-Dominion Bank/The	3.625%	9/15/31	A-	274,483
170	UnitedHealth Group Inc	3.850%	6/15/28	A	177,306
272	US Bancorp	3.100%	4/27/26	A	270,206
206	Ventas Realty LP	4.400%	1/15/29	BBB+	215,589
128	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB-	133,971
578	Wells Fargo & Co	3.000%	4/22/26	A	564,726
228	Wells Fargo & Co	4.750%	12/07/46	A-	239,760
216	Welltower Inc	4.250%	4/15/28	BBB+	223,205
225	Westpac Banking Corp	4.322%	11/23/31	BBB+	225,838
286	Willis North America Inc	4.500%	9/15/28	BBB	297,998
25,375	Total Financials				25,955,084
	Industrial – 15.8%
1,257	AbbVie Inc	3.600%	5/14/25	BBB+	1,264,405
437	Allergan Funding SCS	3.850%	6/15/24	BBB-	443,892
292	Amgen Inc	4.563%	6/15/48	A-	292,881
188	Anadarko Petroleum Corp	6.600%	3/15/46	BBB-	253,563
1,563	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	1,594,157
218	Apache Corp	4.750%	4/15/43	BBB	208,878
557	AT&T Inc	4.300%	12/15/42	BBB+	525,679
645	AT&T Inc	4.350%	6/15/45	BBB+	608,799
174	AutoNation Inc	4.500%	10/01/25	BBB-	173,932
208	Baxalta Inc	4.000%	6/23/25	BBB	215,202
148	Baxter International Inc	3.500%	8/15/46	A-	129,428
158	Becton Dickinson and Co	4.685%	12/15/44	BBB-	161,774
195	Bell Canada Inc	4.464%	4/01/48	BBB+	199,973
193	Booking Holdings Inc	3.550%	3/15/28	A-	194,903
48	BorgWarner Inc	3.375%	3/15/25	BBB+	47,768
138	BorgWarner Inc	4.375%	3/15/45	BBB+	130,279
240	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	238,446
52	Buckeye Partners LP	4.150%	7/01/23	BBB-	53,069
550	Canadian Natural Resources Ltd	3.900%	2/01/25	BBB	566,418

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$112	Cardinal Health Inc	4.500%	11/15/44	BBB	$100,806
373	CBS Corp	2.900%	1/15/27	BBB	349,402
737	Celgene Corp	3.625%	5/15/24	BBB	749,077
414	Cenovus Energy Inc	4.250%	4/15/27	BBB-	416,582
274	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	290,359
338	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	338,987
252	Cimarex Energy Co	4.375%	6/01/24	BBB-	261,944
126	Columbia Pipeline Group Inc	5.800%	6/01/45	Baa1	140,612
216	Comcast Corp	4.600%	10/15/38	A-	232,447
322	Constellation Brands Inc	3.600%	2/15/28	BBB-	319,195
736	CSX Corp	4.250%	3/15/29	BBB+	785,374
642	CVS Health Corp	4.875%	7/20/35	BBB	641,299
83	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	102,155
224	Discovery Communications LLC	3.900%	11/15/24	BBB-	229,793
234	Discovery Communications LLC	4.900%	3/11/26	BBB-	248,885
48	Eaton Corp	4.000%	11/02/32	BBB+	50,078
183	Eaton Corp	4.150%	11/02/42	BBB+	182,761
123	Ecolab Inc	3.250%	12/01/27	A-	123,829
68	Electronic Arts Inc	4.800%	3/01/26	BBB+	72,921
294	Embraer Netherlands Finance BV	5.050%	6/15/25	BBB-	309,511
62	Energy Transfer Operating LP	5.800%	6/15/38	BBB-	66,154
162	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	172,200
198	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	216,488
300	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	330,260
219	EQM Midstream Partners LP	4.000%	8/01/24	BBB-	213,906
758	Express Scripts Holding Co	4.500%	2/25/26	BBB	792,275
403	FedEx Corp	3.900%	2/01/35	BBB	381,933
44	Ford Motor Co	6.375%	2/01/29	BBB	47,184
258	Ford Motor Co	4.750%	1/15/43	BBB	219,234
154	Fortive Corp	4.300%	6/15/46	BBB	150,099
337	General Motors Co	6.600%	4/01/36	BBB	368,963
252	Grupo Televisa SAB	5.000%	5/13/45	BBB+	248,067
75	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	78,108
377	Hess Corp	4.300%	4/01/27	BBB-	380,271
155	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	168,267
238	International Paper Co	4.400%	8/15/47	BBB	220,980
32	Interpublic Group of Cos Inc/The	3.750%	2/15/23	BBB	32,742
190	JM Smucker Co/The	4.250%	3/15/35	BBB	183,982

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$80	Johnson Controls International plc	4.625%	7/02/44	BBB+	$77,599
117	Johnson Controls International plc	5.125%	9/14/45	BBB+	121,496
1,021	Kinder Morgan Inc/DE	4.300%	3/01/28	BBB	1,056,541
404	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	401,825
358	Lockheed Martin Corp	3.600%	3/01/35	BBB+	354,357
222	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	208,576
212	Marriott International Inc/MD	4.500%	10/01/34	BBB	216,052
143	McDonald's Corp	4.700%	12/09/35	BBB+	152,995
104	McDonald's Corp	4.875%	7/15/40	BBB+	110,879
212	Mondelez International Inc	4.125%	5/07/28	BBB	220,523
220	Mosaic Co/The	4.050%	11/15/27	BBB-	221,246
39	MPLX LP	4.500%	7/15/23	BBB-	40,893
163	Mylan NV	3.150%	6/15/21	BBB-	162,988
152	Newell Brands Inc	5.375%	4/01/36	BBB-	137,636
374	Newmont Goldcorp Corp	3.500%	3/15/22	BBB	378,523
293	Noble Energy Inc	3.900%	11/15/24	BBB-	299,109
173	Nordstrom Inc	6.950%	3/15/28	BBB+	200,829
148	Nutrien Ltd	6.125%	1/15/41	BBB	173,915
408	ONEOK Inc	4.550%	7/15/28	BBB	425,795
192	Oracle Corp	3.800%	11/15/37	A+	190,434
203	Orange SA	5.375%	1/13/42	BBB+	234,029
80	Perrigo Finance Unlimited Co	3.500%	3/15/21	BBB-	79,220
296	Phillips 66	4.650%	11/15/34	BBB+	317,346
218	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	230,815
35	Rayonier Inc	3.750%	4/01/22	BBB-	35,184
159	Republic Services Inc	3.950%	5/15/28	BBB	166,007
358	Reynolds American Inc	5.700%	8/15/35	BBB	378,241
231	Rogers Communications Inc	5.000%	3/15/44	BBB+	253,991
122	RPM International Inc	4.250%	1/15/48	BBB	105,923
174	Seagate HDD Cayman	4.875%	6/01/27	BBB-	167,386
332	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	336,890
189	Total System Services Inc	4.450%	6/01/28	BBB-	194,787
360	Union Pacific Corp	4.300%	3/01/49	BBB+	370,684
596	Valero Energy Corp	3.650%	3/15/25	BBB	605,352
1,019	Verizon Communications Inc	4.750%	11/01/41	BBB+	1,095,447
255	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa2	247,793
110	Walt Disney Co/The, 144A	6.150%	2/15/41	A	145,055
53	Warner Media LLC	3.875%	1/15/26	BBB+	53,947
88	Warner Media LLC	5.375%	10/15/41	BBB+	94,251

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$128	Warner Media LLC	4.900%	6/15/42	BBB+	$131,786
11	Waste Management Inc	3.900%	3/01/35	BBB+	10,892
258	Western Midstream Operating LP	4.650%	7/01/26	BBB-	269,202
578	Williams Cos Inc/The	3.750%	6/15/27	BBB-	579,672
17	Worthington Industries Inc	4.550%	4/15/26	BBB-	17,215
164	WPP Finance 2010	3.750%	9/19/24	BBB	164,134
48	Zimmer Biomet Holdings Inc	4.250%	8/15/35	BBB-	43,762
88	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB-	95,093
28,479	Total Industrial				29,096,891
	Utility – 7.3%
100	AEP Texas Inc	4.150%	5/01/49	BBB+	100,318
53	American Electric Power Co Inc	3.200%	11/13/27	BBB+	51,837
174	Appalachian Power Co	5.800%	10/01/35	BBB+	199,230
332	Appalachian Power Co	4.400%	5/15/44	BBB+	340,461
511	Black Hills Corp	3.150%	1/15/27	BBB+	492,583
102	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	104,963
20	CenterPoint Energy Resources Corp	4.100%	9/01/47	BBB+	19,198
623	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	614,531
317	CMS Energy Corp	4.700%	3/31/43	BBB	327,313
448	Dominion Energy Inc	5.250%	8/01/33	BBB	502,654
623	Dominion Energy Inc	4.700%	12/01/44	BBB	657,678
346	DTE Electric Co	3.750%	8/15/47	A+	339,433
58	DTE Energy Co	3.700%	8/01/23	BBB+	59,644
128	Duke Energy Corp	2.650%	9/01/26	BBB+	122,361
701	Duke Energy Corp	3.750%	9/01/46	BBB+	652,283
578	Duke Energy Progress LLC	3.600%	9/15/47	A+	549,084
52	Emera US Finance LP	3.550%	6/15/26	BBB-	51,415
362	Emera US Finance LP	4.750%	6/15/46	BBB-	369,844
346	Enel Chile SA	4.875%	6/12/28	BBB	366,369
308	Entergy Corp	2.950%	9/01/26	BBB	296,947
112	Exelon Corp	4.950%	6/15/35	BBB	120,444
756	Exelon Corp	4.450%	4/15/46	BBB	783,417
84	Indiana Michigan Power Co	3.200%	3/15/23	BBB+	84,937
119	Indiana Michigan Power Co	3.750%	7/01/47	A-	111,688
100	Interstate Power & Light Co	3.600%	4/01/29	BBB+	100,807
296	Interstate Power & Light Co	4.700%	10/15/43	BBB+	310,321
35	ITC Holdings Corp	5.300%	7/01/43	BBB+	39,757
61	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	68,222
35	Kansas City Power & Light Co	5.300%	10/01/41	A	40,578

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$67	Kansas City Power & Light Co	4.200%	6/15/47	A	$69,239
100	Kansas City Power & Light Co	4.125%	4/01/49	A	102,711
221	National Grid USA	5.803%	4/01/35	BBB+	249,903
356	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A+	369,957
100	NextEra Energy Capital Holdings Inc	3.500%	4/01/29	BBB+	100,044
226	NiSource Inc	5.250%	2/15/43	BBB	250,917
322	NiSource Inc	4.800%	2/15/44	BBB	341,228
498	NiSource Inc	3.950%	3/30/48	BBB	474,801
414	PPL Capital Funding Inc	4.700%	6/01/43	BBB	428,804
18	PSEG Power LLC	4.300%	11/15/23	BBB+	18,698
258	Puget Energy Inc	3.650%	5/15/25	BBB-	257,495
277	Sempra Energy	4.050%	12/01/23	BBB+	286,039
207	South Carolina Electric & Gas Co	4.350%	2/01/42	A-	218,514
116	Southern California Edison Co	3.400%	6/01/23	A-	116,573
397	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	396,760
217	Southern Co/The	4.250%	7/01/36	BBB+	216,220
658	Southern Co/The	4.400%	7/01/46	BBB+	661,583
208	Southwestern Electric Power Co	4.100%	9/15/28	BBB+	217,990
207	Spire Inc	4.700%	8/15/44	BBB	218,528
524	Xcel Energy Inc	4.800%	9/15/41	BBB+	548,429
13,171	Total Utility				13,422,750
$67,025	Total Corporate Debt (cost $67,979,870)				68,474,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.6%
$500	American Express Credit Account Master Trust	2.870%	10/15/24	Aaa	$504,712
300	Americredit Automobile Receivables Trust 2019-1	3.130%	6/13/19	AA	302,587
500	Benchmark 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	513,637
1,690	Capital One Multi-Asset Execution Trust	2.840%	12/15/24	AAA	1,704,324
640	CarMax Auto Owner Trust	3.270%	3/15/24	AAA	653,491
500	Citibank Credit Card Issuance Trust	3.210%	12/07/24	Aaa	510,628
600	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	601,992
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	515,027
2,000	Fannie Mae 3663, (WI/DD)	3.500%	5/01/49	Aaa	2,018,496
70	Fannie Mae Pool	3.000%	7/01/43	Aaa	69,665
2,065	Fannie Mae Pool	4.000%	10/01/43	N/R	2,137,100
821	Fannie Mae Pool	4.000%	12/01/44	N/R	847,422
706	Fannie Mae Pool	3.500%	12/01/45	N/R	713,271
1,714	Fannie Mae Pool	3.500%	3/01/47	Aaa	1,733,183

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,141	Fannie Mae Pool	3.500%	9/01/47	Aaa	$1,153,207
16,604	Fannie Mae Pool, (WI/DD)	4.000%	12/01/47	Aaa	17,118,756
2,036	Fannie Mae Pool, (WI/DD)	4.000%	1/01/48	Aaa	2,100,107
922	Fannie Mae Pool	3.500%	2/01/48	Aaa	931,376
223	Fannie Mae Pool	4.000%	2/01/48	N/R	229,954
465	Fannie Mae Pool	3.500%	3/01/48	N/R	469,658
158	Fannie Mae Pool	4.000%	3/01/48	N/R	162,972
489	Fannie Mae Pool	3.500%	4/01/48	Aaa	493,665
5,610	Fannie Mae Pool, (WI/DD)	3.500%	6/01/48	Aaa	5,667,051
706	Fannie Mae Pool	4.000%	8/01/48	Aaa	726,361
2,363	Fannie Mae Pool, (WI/DD)	4.000%	9/01/48	Aaa	2,430,781
1,220	Ford Credit Auto Owner Trust 2016-REV2, 144A	2.030%	12/15/27	AAA	1,203,962
894	Freddie Mac Gold Pool	4.000%	1/01/48	N/R	921,461
2,061	Freddie Mac Gold Pool	3.500%	2/01/48	N/R	2,085,556
2,000	Ginnie Mae II Pool, (WI/DD)	3.500%	6/13/19	N/R	2,033,913
62	Ginnie Mae II Pool	4.000%	8/20/44	N/R	64,224
743	Ginnie Mae II Pool	3.500%	12/20/45	Aaa	756,803
214	Ginnie Mae II Pool	4.000%	12/20/45	Aaa	222,408
269	Ginnie Mae II Pool	3.500%	8/20/46	Aaa	273,775
172	Ginnie Mae II Pool	3.500%	9/20/46	Aaa	174,698
452	Ginnie Mae II Pool	3.500%	12/20/47	Aaa	460,109
915	Ginnie Mae II Pool	3.500%	1/20/48	Aaa	930,639
500	Honda Auto Receivables 2018-4 Owner Trust	3.300%	6/13/19	AAA	509,468
500	Social Professional Loan Programs, 144A	0.027%	11/26/40	AAA	496,591
500	Toyota Auto Receivables 2018-D Owner Trust	3.300%	6/13/19	AAA	511,620
900	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	907,989
500	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	514,304
$55,225	Total Securitized (cost $56,534,530)				56,376,943

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 23.1%
$410	United States Treasury Note/Bond	0.750%	8/15/19	Aaa	$407,934
123	United States Treasury Note/Bond	0.875%	9/15/19	Aaa	122,275
6,916	United States Treasury Note/Bond	2.625%	7/31/20	Aaa	6,938,153
12,980	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	13,078,364
5,504	United States Treasury Note/Bond	2.000%	12/31/21	Aaa	5,471,105
400	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	395,172
9,688	United States Treasury Note/Bond	2.875%	9/30/23	Aaa	9,929,443
184	United States Treasury Note/Bond	2.750%	11/15/23	Aaa	187,702
62	United States Treasury Note/Bond	2.250%	11/15/24	Aaa	61,758

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$42	United States Treasury Note/Bond	2.000%	8/15/25	Aaa	$41,081
13	United States Treasury Note/Bond	2.250%	2/15/27	Aaa	12,825
11	United States Treasury Note/Bond	2.375%	5/15/27	Aaa	10,942
58	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	59,230
300	United States Treasury Note/Bond	2.875%	5/15/28	Aaa	309,316
5,148	United States Treasury Note/Bond	3.125%	11/15/28	Aaa	5,417,868
$41,839	Total U.S. Treasury (cost $42,268,221)				42,443,168

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 7.7%
	Government Agency – 2.2%
$880	Federal Home Loan Mortgage Corp	6.250%	7/15/32	AAA	$1,213,728
730	Federal National Mortgage Association	6.625%	11/15/30	AAA	1,001,808
254	Petroleos Mexicanos	6.000%	3/05/20	BBB	259,126
1,045	Petroleos Mexicanos	5.350%	2/12/28	BBB	981,255
586	Tennessee Valley Authority	3.500%	12/15/42	AAA	591,063
3,495	Total Government Agency				4,046,980
	Municipal Bonds – 3.2% (3)
265	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	A+	368,530
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016A (No Optional Call)	3.852%	8/15/46	AAA	10,342
88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA-	91,709
675	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA-	1,028,640
340	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018C (No Optional Call)	4.572%	1/01/54	A	378,597
100	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Series 2018A (No Optional Call)	3.864%	6/01/38	A+	100,263
200	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	208,952
60	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	52,604
510	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	501,692
400	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	AA-	496,076
670	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A+	821,795

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$30	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	$30,118
106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	109,711
500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	648,850
105	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	106,639
60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	68,501
325	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018B (No Optional Call)	3.820%	1/01/48	AAA	304,408
86	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	95,916
500	University of California, General Revenue Bonds, Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	508,670
5,030	Total Municipal Bonds				5,932,013
	Sovereign Debt – 2.3%
660	Chile Government International Bond	3.625%	10/30/42	A+	649,183
810	Colombia Government International Bond	6.125%	1/18/41	BBB	952,763
452	Mexico Government International Bond	4.750%	3/08/44	BBB+	444,655
860	Mexico Government International Bond	4.350%	1/15/47	BBB+	800,875
60	Panama Government International Bond	4.300%	4/29/53	BBB+	60,825
12	Peruvian Government International Bond	4.125%	8/25/27	BBB+	12,930
600	Philippine Government International Bond	3.750%	1/14/29	BBB	628,768
232	Republic of Italy Government International Bond	5.375%	6/15/33	Baa2	245,525
400	Uruguay Government International Bond	5.100%	6/18/50	BBB	420,000
4,086	Total Sovereign Debt				4,215,524
$12,611	Total Government Related (cost $14,228,785)				14,194,517
	Total Long-Term Investments (cost $181,011,406)				181,489,353

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 9.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.8%
$18,060	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$18,060,000
	Total Short-Term Investments (cost $18,060,000)				18,060,000
	Total Investments (cost $199,071,406) – 108.4%				199,549,353
	Other Assets Less Liabilities – (8.4)%				(15,391,081)
	Net Assets – 100%				$184,158,272
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$68,474,725	$ —	$68,474,725
Securitized	—	56,376,943	—	56,376,943
U.S. Treasury	—	42,443,168	—	42,443,168
Government Related	—	14,194,517	—	14,194,517
Short-Term Investments:
U.S. Government and Agency Obligations	—	18,060,000	—	18,060,000
Total	$ —	$199,549,353	$ —	$199,549,353

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	CORPORATE DEBT – 52.0%
	Financials – 29.7%
$200	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	$210,054
126	Air Lease Corp	4.750%	3/01/20	BBB	127,773
125	Aircastle Ltd	4.400%	9/25/23	BBB-	126,998
100	American Express Co	3.400%	2/22/24	A-	101,797
180	American Express Credit Corp	2.250%	5/05/21	A	178,622
261	American International Group Inc	3.375%	8/15/20	BBB+	262,934
151	Bank of America Corp	5.000%	5/13/21	A	157,692
200	Bank of America Corp	3.458%	3/15/25	A	202,001
100	Bank of Montreal	3.100%	4/13/21	AA-	100,888
100	Bank of Montreal	3.300%	2/05/24	A	101,337
93	Bank of New York Mellon Corp/The	2.600%	2/07/22	A+	92,722
250	Bank of New York Mellon Corp/The	3.450%	8/11/23	A+	255,626
100	Bank of Nova Scotia/The	3.400%	2/11/24	A	101,721
200	Barclays Bank PLC, (WI/DD)	3.932%	5/07/25	BBB-	200,108
135	BB&T Corp	2.050%	5/10/21	A	133,049
56	BlackRock Inc	4.250%	5/24/21	AA-	57,874
54	BNP Paribas SA	5.000%	1/15/21	A+	55,997
119	Canadian Imperial Bank of Commerce	2.100%	10/05/20	AA-	118,120
100	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	100,026
319	Capital One Financial Corp	4.750%	7/15/21	BBB+	332,345
153	Citigroup Inc	2.700%	3/30/21	A-	152,794
240	Citigroup Inc	4.044%	6/01/24	A-	247,732
240	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	237,063
126	Cooperatieve Rabobank UA	4.500%	1/11/21	AA-	129,626
72	Fifth Third Bancorp	2.875%	7/27/20	BBB+	72,141
147	Fifth Third Bancorp	2.600%	6/15/22	BBB+	146,072
54	First Horizon National Corp	3.500%	12/15/20	BBB-	54,404
325	Goldman Sachs Group Inc/The	3.625%	2/20/24	A-	330,750
449	HSBC Holdings PLC	5.100%	4/05/21	A+	467,876
112	Humana Inc	2.900%	12/15/22	BBB	111,144
132	Huntington Bancshares Inc/OH	3.150%	3/14/21	BBB+	132,825
72	Intercontinental Exchange Inc	2.750%	12/01/20	A	72,046
370	JPMorgan Chase & Co	4.500%	1/24/22	A	385,995
100	JPMorgan Chase & Co	3.797%	7/23/24	A	102,666

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$153	KeyCorp	2.900%	9/15/20	BBB+	$153,474
54	Lincoln National Corp	6.250%	2/15/20	BBB+	55,403
94	Lloyds Bank PLC	6.375%	1/21/21	A+	99,573
150	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	155,902
250	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	256,867
567	Morgan Stanley	2.625%	11/17/21	A-	564,701
63	Northern Trust Corp	3.375%	8/23/21	A+	64,302
230	PNC Financial Services Group Inc/The	3.300%	3/08/22	A	233,867
144	Regions Financial Corp	3.200%	2/08/21	BBB+	145,003
63	Reinsurance Group of America Inc	6.450%	11/15/19	A-	64,193
200	Royal Bank of Scotland Group PLC	4.269%	3/22/25	BBB+	203,899
69	SL Green Realty Corp	4.500%	12/01/22	BBB-	71,517
54	Stifel Financial Corp	3.500%	12/01/20	BBB-	54,498
108	Sumitomo Mitsui Financial Group Inc	2.934%	3/09/21	A	108,565
250	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	257,439
114	SunTrust Banks Inc	2.900%	3/03/21	BBB+	114,325
40	SVB Financial Group	5.375%	9/15/20	BBB+	41,346
100	Synchrony Financial	4.375%	3/19/24	BBB-	102,196
100	Toronto-Dominion Bank/The	3.150%	9/17/20	AA	100,727
100	Trinity Acquisition PLC	4.625%	8/15/23	BBB	104,892
135	US Bancorp	2.625%	1/24/22	A+	134,886
302	Wells Fargo & Co	3.500%	3/08/22	A	306,998
100	Wells Fargo & Co	3.750%	1/24/24	A	102,904
150	Welltower Inc	3.950%	9/01/23	BBB+	155,448
189	Westpac Banking Corp	2.000%	8/19/21	AA-	185,896
9,340	Total Financials				9,499,639
	Industrial – 10.4%
100	3M Co	3.000%	9/14/21	A+	101,287
100	AbbVie Inc	3.750%	11/14/23	A-	102,338
47	Agilent Technologies Inc	5.000%	7/15/20	BBB+	48,232
249	AT&T Inc	3.800%	3/15/22	BBB+	255,552
148	Becton Dickinson and Co	3.125%	11/08/21	BBB-	148,638
100	Broadcom Inc, 144A	3.625%	10/15/24	BBB-	98,706
69	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	68,206
128	CBS Corp	2.900%	6/01/23	BBB	127,205
128	Celgene Corp	2.750%	2/15/23	BBB	126,799
100	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	104,228
63	Columbia Pipeline Group Inc	3.300%	6/01/20	Baa1	63,276

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$128	Constellation Brands Inc	2.650%	11/07/22	BBB-	$126,601
54	CSX Corp	4.250%	6/01/21	BBB+	55,375
90	CVS Health Corp	4.125%	5/15/21	BBB	91,883
103	eBay Inc	2.875%	8/01/21	BBB+	103,004
148	Fortive Corp	2.350%	6/15/21	BBB+	146,486
442	General Motors Financial Co Inc	4.375%	9/25/21	BBB	452,850
100	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	101,221
100	Keurig Dr Pepper Inc, 144A	4.057%	5/25/23	BBB	103,032
63	Laboratory Corp of America Holdings	4.625%	11/15/20	BBB	64,297
54	Life Technologies Corp	6.000%	3/01/20	BBB	55,386
78	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	79,884
63	McDonald's Corp	2.625%	1/15/22	BBB+	62,919
128	Mosaic Co/The	3.250%	11/15/22	BBB-	128,349
63	Norfolk Southern Corp	3.250%	12/01/21	BBB+	63,628
47	Phillips 66 Partners LP	2.646%	2/15/20	BBB-	46,875
54	Quest Diagnostics Inc	4.700%	4/01/21	BBB	55,694
54	Roper Technologies Inc	2.800%	12/15/21	BBB	53,854
42	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	43,119
100	Total System Services Inc	4.000%	6/01/23	BBB-	102,858
100	Union Pacific Corp	3.150%	3/01/24	BBB+	101,363
54	Xylem Inc/NY	4.875%	10/01/21	BBB	56,391
3,297	Total Industrial				3,339,536
	Utility – 11.9%
72	Ameren Corp	2.700%	11/15/20	BBB+	71,771
99	Appalachian Power Co	4.600%	3/30/21	BBB+	102,088
72	CenterPoint Energy Resources Corp	4.500%	1/15/21	BBB+	73,770
115	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	116,975
81	Consolidated Edison Inc	2.000%	5/15/21	BBB+	79,811
69	Dominion Energy Inc	4.104%	4/01/21	BBB	70,313
340	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	343,979
135	Duke Energy Corp	3.550%	9/15/21	BBB+	136,997
90	Entergy Corp	5.125%	9/15/20	BBB	91,984
112	Eversource Energy	2.500%	3/15/21	A-	111,410
312	Eversource Energy	2.750%	3/15/22	A-	312,183
350	Exelon Corp	3.497%	6/01/22	BBB	354,915
69	Georgia Power Co	2.000%	9/08/20	A-	68,403
128	ITC Holdings Corp	2.700%	11/15/22	BBB+	126,769
149	LG&E & KU Energy LLC	3.750%	11/15/20	BBB+	150,546
72	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	72,789

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$63	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	BBB+	$64,934
112	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	A-	111,433
99	PacifiCorp	2.950%	2/01/22	A+	99,801
160	PSEG Power LLC	3.850%	6/01/23	BBB+	164,280
56	Sempra Energy	2.850%	11/15/20	BBB+	55,931
132	Southern California Edison Co	1.845%	2/01/22	A-	127,923
100	Southern California Edison Co	3.400%	6/01/23	A-	100,494
543	Southern Co/The	2.350%	7/01/21	BBB+	536,561
131	Virginia Electric & Power Co	2.950%	1/15/22	A-	131,487
135	Xcel Energy Inc	2.400%	3/15/21	BBB+	134,068
3,796	Total Utility				3,811,615
$16,433	Total Corporate Debt (cost $16,516,185)				16,650,790

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 24.3%
$137	United States Treasury Note/Bond	1.375%	2/15/20	Aaa	$135,892
906	United States Treasury Note/Bond	1.625%	3/15/20	Aaa	899,807
1,200	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	1,209,094
1,755	United States Treasury Note/Bond	1.875%	2/28/22	Aaa	1,737,039
900	United States Treasury Note/Bond	1.750%	6/30/22	Aaa	886,746
372	United States Treasury Note/Bond	2.000%	10/31/22	Aaa	368,818
225	United States Treasury Note/Bond	2.000%	11/30/22	Aaa	223,014
600	United States Treasury Note/Bond	2.375%	1/31/23	Aaa	602,437
400	United States Treasury Note/Bond	2.500%	3/31/23	Aaa	403,547
900	United States Treasury Note/Bond	2.750%	4/30/23	Aaa	916,453
200	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	205,234
200	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	201,867
$7,795	Total U.S. Treasury (cost $7,740,122)				7,789,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 22.4%
$500	American Express Credit Account Master Trust	2.990%	12/15/23	AAA	$504,548
100	Benchmark 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	102,727
500	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	505,383
250	Citibank Credit Card Issuance Trust	2.680%	6/07/23	AAA	250,998
494	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	Aaa	494,020
250	Discover Card Execution Note Trust	3.110%	1/16/24	AAA	253,094
618	Fannie Mae Pool	4.000%	12/01/32	N/R	636,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$290	Fannie Mae Pool	3.500%	6/01/33	N/R	$296,500
230	Fannie Mae Pool	4.000%	10/01/33	N/R	236,468
500	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	496,711
1,410	Freddie Mac Gold Pool	3.500%	4/01/32	N/R	1,442,086
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	100,986
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	312,267
573	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	Aaa	571,633
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	247,950
150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	151,332
550	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	560,554
$7,065	Total Securitized (cost $7,160,984)				7,163,844

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 0.3%
	Government Agency – 0.3%
$91	Petroleos Mexicanos	3.500%	7/23/20	BBB	$91,148
$91	Total Government Related (cost $91,306)				91,148
	Total Long-Term Investments (cost $31,508,597)				31,695,730

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
$310	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$310,000
	Total Short-Term Investments (cost $310,000)				310,000
	Total Investments (cost $31,818,597) – 100.0%				32,005,730
	Other Assets Less Liabilities – (0.0)%				(728)
	Net Assets – 100%				$32,005,002

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$16,650,790	$ —	$16,650,790
U.S. Treasury	—	7,789,948	—	7,789,948
Securitized	—	7,163,844	—	7,163,844
Government Related	—	91,148	—	91,148
Short-Term Investments:
U.S. Government and Agency Obligations	—	310,000	—	310,000
Total	$ —	$32,005,730	$ —	$32,005,730

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	U.S. TREASURY – 38.7%
$4,385	United States Treasury Note/Bond	1.375%	9/15/20	Aaa	$4,328,303
2,062	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	2,037,111
1,730	United States Treasury Note/Bond	2.750%	7/31/23	Aaa	1,763,248
1,594	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	1,635,718
2,115	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	2,134,746
300	United States Treasury Note/Bond	2.250%	4/30/24	Aaa	299,543
1,524	United States Treasury Note/Bond	2.125%	9/30/24	Aaa	1,509,296
856	United States Treasury Note/Bond	2.125%	11/30/24	Aaa	847,206
1,426	United States Treasury Note/Bond	2.250%	8/15/27	Aaa	1,403,329
206	United States Treasury Note/Bond	2.250%	11/15/27	Aaa	202,476
2,694	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	2,751,142
2,200	United States Treasury Note/Bond	2.750%	8/15/47	Aaa	2,118,617
$21,092	Total U.S. Treasury (cost $20,935,113)				21,030,735

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.9%
$250	American Express Credit Account Master Trust	1.930%	9/15/22	Aaa	$248,744
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	505,372
1,062	Fannie Mae Pool	3.500%	3/01/32	N/R	1,085,170
433	Fannie Mae Pool	3.500%	6/01/33	N/R	442,469
92	Fannie Mae Pool	4.000%	10/01/33	N/R	94,587
3,229	Fannie Mae Pool	3.000%	9/01/47	N/R	3,193,748
2,998	Fannie Mae Pool	3.500%	9/01/47	Aaa	3,029,871
1,704	Fannie Mae Pool	4.000%	12/01/48	Aaa	1,751,533
1,224	Fannie Mae Pool	3.500%	1/01/49	N/R	1,235,888
2,832	Ginnie Mae II Pool	3.500%	5/20/46	Aaa	2,884,517
467	Ginnie Mae II Pool	4.000%	6/20/48	Aaa	480,826
527	Ginnie Mae II Pool	4.000%	8/20/48	Aaa	543,360
489	Ginnie Mae II Pool	3.500%	10/20/48	N/R	497,107
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	211,210
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	305,756
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	310,953
$16,607	Total Securitized (cost $16,849,194)				16,821,111

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.1%
	Financials – 7.6%
$58	Alexandria Real Estate Equities Inc	3.900%	6/15/23	BBB+	$59,985
105	Allstate Corp/The	4.500%	6/15/43	A-	113,036
170	American Express Co	3.400%	2/27/23	A-	172,952
42	Ameriprise Financial Inc	4.000%	10/15/23	A	43,949
86	Bank of Montreal	3.803%	12/15/32	BBB+	83,669
88	Bank of New York Mellon Corp/The	3.450%	8/11/23	A+	89,980
75	Bank of New York Mellon Corp/The	3.300%	8/23/29	A	73,935
78	Bank of Nova Scotia/The	2.450%	9/19/22	AA-	77,639
88	BB&T Corp	3.750%	12/06/23	A	91,145
42	BlackRock Inc	3.500%	3/18/24	AA-	43,473
57	Boston Properties LP	3.850%	2/01/23	BBB+	58,793
50	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	50,661
58	Brookfield Finance Inc	4.000%	4/01/24	A-	59,551
88	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA-	90,249
52	Chubb Corp/The	6.000%	5/11/37	A	66,184
400	Cooperatieve Rabobank UA	3.875%	2/08/22	AA-	411,537
112	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB-	111,936
42	Franklin Resources Inc	2.800%	9/15/22	A+	42,058
61	HCP Inc	3.150%	8/01/22	BBB+	61,247
58	Host Hotels & Resorts LP	4.750%	3/01/23	BBB	60,714
64	KeyCorp	5.100%	3/24/21	BBB+	66,747
40	Liberty Property LP	3.375%	6/15/23	BBB	40,331
86	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	89,336
88	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A	91,964
452	Morgan Stanley	3.772%	1/24/29	A-	456,104
42	Northern Trust Corp	3.950%	10/30/25	A	44,324
56	ORIX Corp	2.900%	7/18/22	A-	55,941
175	PNC Financial Services Group Inc/The	3.900%	4/29/24	A-	181,871
88	Prologis LP	3.875%	9/15/28	A-	92,334
127	Prudential Financial Inc	3.905%	12/07/47	A-	123,735
75	RBC USA Holdco Corp	5.250%	9/15/20	AA-	77,626
42	Regency Centers Corp	3.750%	11/15/22	BBB+	42,921
88	Regions Financial Corp	3.800%	8/14/23	BBB+	90,692
38	Santander Holdings USA Inc	4.500%	7/17/25	BBB+	39,616
72	Santander UK PLC	4.000%	3/13/24	Aa3	75,098
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	43,083
61	State Street Corp	3.100%	5/15/23	A	61,563
88	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	91,505
86	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	86,330

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$199	Toronto-Dominion Bank/The	2.125%	4/07/21	AA-	$197,129
88	Welltower Inc	4.125%	3/15/29	BBB+	90,255
124	Westpac Banking Corp	4.322%	11/23/31	BBB+	124,462
4,031	Total Financials				4,125,660
	Industrial – 14.9%
88	AbbVie Inc	3.750%	11/14/23	A-	90,057
116	AbbVie Inc	4.500%	5/14/35	A-	113,470
62	American Honda Finance Corp	1.650%	7/12/21	A	60,732
178	American Tower Corp	5.000%	2/15/24	BBB-	192,119
120	Amgen Inc	4.400%	5/01/45	BBB+	117,838
75	Analog Devices Inc	2.500%	12/05/21	BBB+	74,359
226	Apple Inc	4.500%	2/23/36	AA+	250,822
126	Apple Inc	3.850%	5/04/43	AA+	125,364
50	Applied Materials Inc	5.100%	10/01/35	A-	57,308
9	Archer-Daniels-Midland Co	5.765%	3/01/41	A	11,250
72	AstraZeneca PLC	6.450%	9/15/37	A-	91,421
388	AT&T Inc	4.850%	3/01/39	BBB	396,827
26	Becton Dickinson and Co	5.000%	11/12/40	BBB-	26,599
88	Bell Canada Inc	4.464%	4/01/48	BBB+	90,244
107	Biogen Inc	3.625%	9/15/22	A-	108,973
63	Booking Holdings Inc	2.750%	3/15/23	A-	62,874
50	Bristol-Myers Squibb Co	2.000%	8/01/22	A	48,892
50	Broadridge Financial Solutions Inc	3.950%	9/01/20	BBB+	50,701
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	27,678
72	Cardinal Health Inc	2.616%	6/15/22	BBB	70,873
50	Cardinal Health Inc	3.200%	3/15/23	BBB	49,953
76	Caterpillar Financial Services Corp	2.550%	11/29/22	A	75,640
50	Caterpillar Inc	3.803%	8/15/42	A	50,722
133	Celgene Corp	5.000%	8/15/45	BBB+	143,037
28	Clorox Co/The	3.050%	9/15/22	A-	28,299
79	Coca-Cola Co/The	2.500%	4/01/23	A+	78,779
88	CSX Corp	4.250%	3/15/29	BBB+	93,903
42	CSX Corp	4.250%	11/01/66	BBB+	39,074
54	Deere & Co	3.900%	6/09/42	A	55,793
83	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	100,035
82	Discovery Communications LLC	3.500%	6/15/22	BBB-	83,012
50	Discovery Communications LLC	5.000%	9/20/37	BBB-	49,810
42	Eaton Corp	4.000%	11/02/32	BBB+	43,818
78	Ecolab Inc	3.250%	12/01/27	A-	78,526

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$42	Enbridge Inc	6.000%	1/15/77	BBB-	$42,050
164	Fortive Corp	2.350%	6/15/21	BBB+	162,323
116	Gilead Sciences Inc	4.000%	9/01/36	A	113,271
88	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	89,075
135	Home Depot Inc/The	5.400%	9/15/40	A	162,461
70	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	73,378
62	International Business Machines Corp	5.600%	11/30/39	A+	74,206
82	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	81,433
135	Kellogg Co	2.650%	12/01/23	BBB	132,347
201	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	201,005
33	Kimberly-Clark Corp	6.625%	8/01/37	A	44,028
92	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	91,505
61	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	61,319
70	Lam Research Corp	2.800%	6/15/21	A-	70,151
58	Lowe's Cos Inc	4.650%	4/15/42	BBB+	59,372
28	Mastercard Inc	2.000%	11/21/21	A+	27,644
156	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	155,057
100	Merck & Co Inc	3.400%	3/07/29	AA	101,939
236	Microsoft Corp	3.450%	8/08/36	AAA	234,587
111	Microsoft Corp	3.700%	8/08/46	AAA	111,286
96	Moody's Corp	4.500%	9/01/22	BBB+	100,772
50	Moody's Corp	2.625%	1/15/23	BBB+	49,324
111	Motorola Solutions Inc	3.500%	3/01/23	BBB-	111,477
174	National Oilwell Varco Inc	2.600%	12/01/22	BBB+	170,677
28	Newell Brands Inc	5.375%	4/01/36	BBB-	25,354
42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	45,967
100	Nutrien Ltd	4.200%	4/01/29	BBB	103,738
78	NVIDIA Corp	2.200%	9/16/21	A-	77,088
111	ONEOK Inc	4.550%	7/15/28	BBB	115,841
144	Oracle Corp	3.250%	11/15/27	A+	144,817
134	Oracle Corp	3.850%	7/15/36	A+	134,401
115	Orange SA	4.125%	9/14/21	BBB+	118,843
116	PACCAR Financial Corp	2.300%	8/10/22	A+	114,891
77	Praxair Inc	2.700%	2/21/23	A	77,018
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	29,245
61	Rockwell Collins Inc	3.700%	12/15/23	BBB+	62,195
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	36,156
57	Seagate HDD Cayman	4.750%	6/01/23	BBB-	57,576
67	Target Corp	4.000%	7/01/42	A	68,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$59	Telefonica Emisiones SA	5.462%	2/16/21	BBB	$61,626
249	TWDC Enterprises 18 Corp	2.350%	12/01/22	A	246,661
50	Tyco Electronics Group SA	3.500%	2/03/22	A-	50,767
127	Union Pacific Corp	3.600%	9/15/37	A-	121,552
28	United Parcel Service Inc	6.200%	1/15/38	A+	36,377
76	United Parcel Service Inc	3.750%	11/15/47	A+	72,352
92	Visa Inc	4.150%	12/14/35	AA-	98,532
183	VMware Inc	2.950%	8/21/22	BBB-	182,129
92	Vodafone Group PLC	6.150%	2/27/37	BBB+	104,524
38	Weyerhaeuser Co	4.625%	9/15/23	BBB	40,071
146	WPP Finance 2010	3.625%	9/07/22	BBB	147,096
84	Xylem Inc/NY	4.875%	10/01/21	BBB	87,719
98	Zoetis Inc	3.900%	8/20/28	BBB+	100,140
7,916	Total Industrial				8,120,315
	Utility – 1.6%
71	Alabama Power Co	6.000%	3/01/39	A+	90,203
25	Commonwealth Edison Co	6.450%	1/15/38	A	33,081
39	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	46,642
88	Entergy Louisiana LLC	4.000%	3/15/33	A	91,891
47	Florida Power & Light Co	5.950%	2/01/38	AA-	60,656
39	Northern States Power Co/MN	6.200%	7/01/37	A+	50,235
40	Potomac Electric Power Co	6.500%	11/15/37	A	52,305
173	San Diego Gas & Electric Co	4.150%	5/15/48	A	172,074
56	Southern California Edison Co	4.500%	9/01/40	A-	55,362
105	Virginia Electric & Power Co	6.000%	5/15/37	A	127,955
75	WEC Energy Group Inc	2.450%	6/15/20	BBB+	74,771
758	Total Utility				855,175
$12,705	Total Corporate Debt (cost $13,015,792)				13,101,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.1%
	Government Agency – 3.4%
$319	Asian Development Bank	1.625%	5/05/20	AAA	$316,540
185	European Investment Bank	2.000%	3/15/21	Aaa	183,799
250	Federal Home Loan Banks	1.875%	12/11/20	AAA	248,168
49	Federal National Mortgage Association	5.625%	7/15/37	AAA	65,358
130	Inter-American Development Bank	3.875%	10/28/41	Aaa	145,397
396	Kreditanstalt fuer Wiederaufbau	1.500%	6/15/21	AAA	389,078

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$150	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	$150,220
344	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	345,704
16	Tennessee Valley Authority	5.250%	9/15/39	AAA	20,171
1,839	Total Government Agency				1,864,435
	Municipal Bonds – 0.5% (3)
20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB-	21,564
85	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018B (No Optional Call)	3.820%	1/01/48	AAA	79,614
120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	151,657
225	Total Municipal Bonds				252,835
	Sovereign Debt – 1.2%
416	Colombia Government International Bond	2.625%	3/15/23	Baa2	407,680
14	Hungary Government International Bond	7.625%	3/29/41	BBB	21,039
72	Peruvian Government International Bond	5.625%	11/18/50	BBB+	91,980
151	Province of Quebec Canada	2.500%	4/20/26	AA-	148,745
653	Total Sovereign Debt				669,444
$2,717	Total Government Related (cost $2,766,834)				2,786,714
	Total Long-Term Investments (cost $53,566,933)				53,739,710

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2%
$650	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$650,000
	Total Short-Term Investments (cost $650,000)				650,000
	Total Investments (cost $54,216,933) – 100.0%				54,389,710
	Other Assets Less Liabilities – (0.0)%				(14,976)
	Net Assets – 100%				$54,374,734

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$21,030,735	$ —	$21,030,735
Securitized	—	16,821,111	—	16,821,111
Corporate Debt	—	13,101,150	—	13,101,150
Government Related	—	2,786,714	—	2,786,714
Short-Term Investments:
U.S. Government and Agency Obligations	—	650,000	—	650,000
Total	$ —	$54,389,710	$ —	$54,389,710

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.